UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03504

UBS RMA Tax-Free Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2010

Item 1. Schedule of Investments

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—91.94%
Alaska—0.63%
Alaska International Airports Revenue Refunding (System), Series A,
0.280%, VRD(1)	7,000,000	7,000,000
Valdez Marine Terminal Revenue Refunding (BP Pipelines, Inc. Project),
0.320%, VRD	7,350,000	7,350,000
Series B,
0.300%, VRD	5,000,000	5,000,000
Valdez Marine Terminal Revenue Refunding (ExxonMobil Pipeline Co. Project), Series B,
0.320%, VRD	10,400,000	10,400,000

		29,750,000

Arizona—1.12%
Apache County Industrial Development Authority (Tucson Electric Power Co.-Springerville Project),
Series B,
0.270%, VRD	11,200,000	11,200,000
Series C,
0.310%, VRD	4,500,000	4,500,000
Arizona Board of Regents Certificates of Participation (Morgan Stanley Floater Certificates), Series 1918 (AMBAC Insured),
0.290%, VRD(2),(3)	16,805,000	16,805,000
Pima County Industrial Development Authority (Tucson Electric Power Co.-Irvington Project), Series A,
0.270%, VRD	8,200,000	8,200,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (JP Morgan Chase PUTTERs),
Series 3030,
0.290%, VRD(2),(3)	6,460,000	6,460,000
Series 3242,
0.290%, VRD(2),(3)	5,695,000	5,695,000

		52,860,000

California—2.99%
California Department of Water Resources Power Supply Revenue,
Series B-6,
0.260%, VRD	7,000,000	7,000,000
Series C-1,
0.300%, VRD	10,000,000	10,000,000
California Educational Facilities Authority Revenue (University of San Francisco), Series B,
0.270%, VRD	6,000,000	6,000,000
California Housing Finance Agency Revenue (Home Mortgage), Series M,
0.260%, VRD(1)	25,550,000	25,550,000
California Infrastructure & Economic Development Bank Revenue (Los Angeles County Museum), Series B,
0.270%, VRD	5,000,000	5,000,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente),
Series A,
0.270%, VRD	3,300,000	3,300,000
Series C,
0.280%, VRD	7,160,000	7,160,000
Series M,
0.270%, VRD	6,800,000	6,800,000
California Statewide Communities Development Authority Revenue (Touro University Project),
0.290%, VRD	3,740,000	3,740,000
Los Angeles Department of Water & Power Waterworks Revenue,
Subseries B-2,
0.300%, VRD	3,500,000	3,500,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
California—(concluded)
Subseries B-3,
0.220%, VRD	5,600,000	5,600,000
Metropolitan Water District Southern California Waterworks Revenue Refunding,
Series A-1,
0.290%, VRD	15,245,000	15,245,000
Series A-2,
0.260%, VRD	13,300,000	13,300,000
Metropolitan Water District Southern California Waterworks Revenue, Series B-4,
0.260%, VRD	10,300,000	10,300,000
Orange County Water District Revenue Certificates of Participation, Series A,
0.250%, VRD	19,015,000	19,015,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series B,
0.280%, VRD	110,000	110,000

		141,620,000

Colorado—2.04%
Aurora Water Improvement Revenue (JP Morgan PUTTERs, Series 2010) (AMBAC Insured),
0.340%, VRD(2),(3)	15,085,000	15,085,000
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Board Program), Series C-7,
0.300%, VRD	5,100,000	5,100,000
Colorado Educational & Cultural Facilities Authority Revenue (Nature Conservancy Project), Series A,
0.290%, VRD	2,383,000	2,383,000
Colorado Health Facilities Authority Revenue (Exampla, Inc.),
0.250%, VRD	3,900,000	3,900,000
Colorado Health Facilities Authority Revenue Refunding (The Evangelical),
0.300%, VRD	3,940,000	3,940,000
Colorado Housing & Finance Authority (Single Family), Class I, Series C-3,
0.320%, VRD(1)	4,000,000	4,000,000
Colorado Housing & Finance Authority Single Family Mortgage Revenue, Class I, Series A-3,
0.280%, VRD(1)	6,500,000	6,500,000
Denver City & County Certificates of Participation Refunding,
Series A1,
0.280%, VRD	11,990,000	11,990,000
Series A2,
0.280%, VRD	26,925,000	26,925,000
Series A3,
0.280%, VRD	5,900,000	5,900,000
El Paso County Revenue (YMCA Pikes Peak Region Project),
0.280%, VRD	10,845,000	10,845,000

		96,568,000

Connecticut—1.02%
Connecticut State Health & Educational Facilities Authority Revenue (Yale University), Series X-2,
0.290%, VRD	48,175,000	48,175,000

Delaware—0.58%
Delaware River & Bay Authority Revenue Refunding,
0.260%, VRD	3,800,000	3,800,000
Delaware State Economic Development Authority Revenue (Peninsula United Methodist Homes, Inc.), Series B,
0.300%, VRD	15,415,000	15,415,000
University of Delaware Revenue,
0.350%, VRD	8,020,000	8,020,000

		27,235,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
District of Columbia—0.33%
District of Columbia Revenue (George Washington University), Series C,
0.280%, VRD	9,025,000	9,025,000
District of Columbia University Revenue Refunding (Georgetown University),
Series B,
0.260%, VRD	2,000,000	2,000,000
Series C,
0.280%, VRD	4,500,000	4,500,000

		15,525,000

Florida—4.05%
Florida State Board of Education (Public Education Capital Outlay Bonds), Series E (Bank of America Austin Certificates, Series 2008-1059),
0.300%, VRD(2),(3)	8,335,000	8,335,000
Gainesville Utilities System Revenue, Series B,
0.260%, VRD	7,335,000	7,335,000
Hillsborough County School Board Certificates of Participation (Master Lease Program), Series A,
0.300%, VRD	10,200,000	10,200,000
Jacksonville Health Facilities Authority Hospital Revenue (Baptist Medical), Series B,
0.300%, VRD	3,050,000	3,050,000
Jacksonville Health Facilities Authority Hospital Revenue Refunding (Baptist), Series D,
0.300%, VRD	2,200,000	2,200,000
JEA Electric System Revenue,
Series Three-A,
0.260%, VRD	15,800,000	15,800,000
Series Three-C-2,
0.300%, VRD	22,025,000	22,025,000
Series Three-C-3,
0.280%, VRD	11,095,000	11,095,000
Series Three-D-1,
0.300%, VRD	11,700,000	11,700,000
JEA Water & Sewer System Revenue, Subseries B-1,
0.270%, VRD	28,000,000	28,000,000
Lee Memorial Health System Hospital Revenue, Series C,
0.280%, VRD	2,000,000	2,000,000
Miami Health Facilities Authority Health System Revenue (Catholic Health East),
0.270%, VRD	4,235,000	4,235,000
Orange County Health Facilities Authority Revenue (Hospital-Orlando Regional), Series E,
0.320%, VRD	4,500,000	4,500,000
Orange County School Board Certificates of Participation, Series E,
0.300%, VRD	5,900,000	5,900,000
Orlando Utilities Commission Utility System Revenue,
0.280%, VRD	47,900,000	47,900,000
Pinellas County Health Facilities Authority Revenue (Health System Baycare Health), Series A1,
0.360%, VRD	7,500,000	7,500,000

		191,775,000

Georgia—3.83%
Atlanta Tax Allocation (Westside Project), Series A,
0.280%, VRD	29,795,000	29,795,000
Atlanta Water & Wastewater Revenue,
0.280%, VRD	18,695,000	18,695,000
De Kalb County Development Authority Revenue (Atlanta Jewish Community Center),
0.280%, VRD	3,665,000	3,665,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Georgia—(concluded)
Macon-Bibb County Hospital Authority Revenue Anticipation Certificates (Medical Center Control),
0.320%, VRD	4,500,000	4,500,000
Private Colleges & Universities Authority Revenue (Emory University),
Series B-2,
0.270%, VRD	26,800,000	26,800,000
Series B-3,
0.290%, VRD	25,175,000	25,175,000
Series C-3,
0.270%, VRD	14,300,000	14,300,000
Series C-4,
0.270%, VRD	33,025,000	33,025,000
Series C5,
0.270%, VRD	21,325,000	21,325,000
Thomasville Hospital Authority Revenue Anticipation Certificates (John Archbold), Series A,
0.280%, VRD	4,000,000	4,000,000

		181,280,000

Idaho—0.87%
Idaho Health Facilities Authority Revenue (St. Lukes Health System Project), Series B,
0.290%, VRD	13,000,000	13,000,000
Idaho Tax Anticipation Notes,
2.500%, due 06/30/10	28,000,000	28,144,346

		41,144,346

Illinois—5.37%
Chicago Board of Education Refunding (Dedicated Revenues),
Series A-1,
0.300%, VRD	4,900,000	4,900,000
Series B,
0.280%, VRD	5,000,000	5,000,000
Chicago Board of Education Refunding,
Series B,
0.280%, VRD	21,900,000	21,900,000
Series C,
0.280%, VRD	6,300,000	6,300,000
Chicago (Neighborhoods Alive 21), Series B,
0.300%, VRD	11,635,000	11,635,000
Chicago O’Hare International Airport Revenue (Second Lien), Series C,
0.330%, VRD	43,300,000	43,300,000
Chicago O’Hare International Airport Revenue (Third Lien), Series D,
0.300%, VRD	3,000,000	3,000,000
Chicago (Pre-refunded with REFCORP Strips and State and Local Government Securities to 07/01/10 @ 101), Series A (FGIC Insured),
6.750%, due 07/01/10	3,660,000	3,752,924
Chicago Project, Series B-1,
0.280%, VRD	10,000,000	10,000,000
Chicago Refunding, Series F,
0.280%, VRD	6,100,000	6,100,000
Chicago Sales Tax Revenue Refunding,
0.280%, VRD	17,000,000	17,000,000
Chicago Wastewater Transmission Revenue Refunding,
Subseries C-1,
0.290%, VRD	21,100,000	21,100,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Illinois—(concluded)
Subseries C-3,
0.290%, VRD	8,700,000	8,700,000
Chicago Water Revenue, Subseries 04-3,
0.290%, VRD	3,205,000	3,205,000
Cook County (Capital Improvement), Series B,
0.300%, VRD	10,000,000	10,000,000
Cook County School District No. 036 Winnetka (Morgan Stanley Floater Certificates), Series 1919,
0.280%, VRD(2),(3)	9,605,000	9,605,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra),
0.340%, VRD	3,500,000	3,500,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project),
0.300%, VRD	14,100,000	14,100,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project),
0.270%, VRD	10,200,000	10,200,000
Illinois Finance Authority Revenue (Advocate Health Care), Subseries C2A,
0.270%, VRD	13,450,000	13,450,000
Illinois Finance Authority Revenue (Cristo Rey Jesuit School Project),
0.320%, VRD	7,300,000	7,300,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C,
0.250%, VRD	7,800,000	7,800,000
Illinois Finance Authority Revenue (Rush University Medical Center), Series A,
0.290%, VRD	3,700,000	3,700,000
Lombard Revenue (National University Health Sciences Project),
0.330%, VRD	8,645,000	8,645,000

		254,192,924

Indiana—1.67%
Indiana Development Finance Authority Revenue (Educational Facilities-Eiteljorg Museum),
0.300%, VRD	9,400,000	9,400,000
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy Industrial Project), Series A-1,
0.350%, VRD(1)	6,000,000	6,000,000
Indiana State Finance Authority Revenue (Ascension),
Series E5 (Mandatory Put 06/15/10 @ 100),
0.330%, due 06/15/10	4,000,000	4,000,000
Series E7 (Mandatory Put 06/15/10 @ 100),
0.330%, due 06/15/10	6,490,000	6,490,000
Series E8 (Mandatory Put 06/15/10 @ 100),
0.330%, due 06/15/10	6,725,000	6,725,000
Indiana State Finance Authority Revenue Refunding (Trinity Health),
Series D-1,
0.260%, VRD	20,820,000	20,820,000
Series D-2,
0.260%, VRD	21,055,000	21,055,000
Indianapolis Local Public Improvement Bond Bank Notes, Series I,
0.270%, due 04/07/10	4,500,000	4,500,000

		78,990,000

Iowa—0.10%
Iowa Finance Authority Private College Revenue Facilities (Morningside College Project),
0.320%, VRD	4,500,000	4,500,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Kansas—1.34%
Kansas State Department of Transportation Highway Revenue Refunding,
Series B-1,
0.220%, VRD	13,000,000	13,000,000
Series B-2,
0.220%, VRD	20,000,000	20,000,000
Series C-3,
0.270%, VRD	12,000,000	12,000,000
Kansas State Department of Transportation Highway Revenue, Series A-5,
0.240%, VRD	9,100,000	9,100,000
Lawrence Temporary Notes, Series I,
2.000%, due 10/01/10	9,000,000	9,062,870

		63,162,870

Kentucky—2.42%
Boone County Pollution Control Revenue Refunding (Duke Energy, Inc. Project), Series A,
0.250%, VRD	2,000,000	2,000,000
Boyle County Hospital Revenue (Ephraim McDowell Health Project),
0.270%, VRD	7,000,000	7,000,000
Breckinridge County Lease Program Revenue (Kentucky Association Leasing Trust), Series A,
0.290%, VRD	13,865,000	13,865,000
Christian County Association of Leasing Trust Lease Program,
Series A,
0.290%, VRD	4,525,000	4,525,000
Series B,
0.290%, VRD	40,725,000	40,725,000
Pendleton County Multi-County Lease Revenue (Associated Counties Leasing Program),
0.250%, VRD	20,000,000	20,000,000
Shelby County Lease Revenue, Series A,
0.290%, VRD	10,595,000	10,595,000
Trimble County Association of Counties Leasing Trust Lease Program Revenue, Series A,
0.290%, VRD	12,785,000	12,785,000
Williamstown League of Cities Funding Trust Lease Revenue, Series B,
0.290%, VRD	2,960,000	2,960,000

		114,455,000

Louisiana—0.05%
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2,
0.260%, VRD	2,500,000	2,500,000

Maine—0.21%
Maine Health & Higher Educational Facilities Authority Revenue (JP Morgan PUTTERs, Series 1973) (AMBAC Insured),
0.340%, VRD(2),(3)	9,845,000	9,845,000

Maryland—2.89%
Easton Revenue (William Hill Manor Facility), Series A,
0.280%, VRD	7,945,000	7,945,000
Maryland Economic Development Corp. Revenue (Howard Hughes Medical), Series A,
0.260%, VRD	19,000,000	19,000,000
Maryland State Health & Higher Educational Facilities Authority Revenue (DeMatha Catholic High School),
0.300%, VRD	9,110,000	9,110,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Maryland—(concluded)
Maryland State Health & Higher Educational Facilities Authority Revenue (John Hopkins University),
Series A,
0.260%, VRD	29,355,000	29,355,000
Series B,
0.280%, VRD	43,800,000	43,800,000
Maryland State Health & Higher Educational Facilities Authority Revenue (Stevenson University),
0.300%, VRD	2,000,000	2,000,000
Montgomery County Housing Opportunites Commission Multi-Family Revenue (Canterbury Apartments), Series A,
0.290%, VRD	4,500,000	4,500,000
Washington Suburban Sanitation District Bond Anticipation Notes, Series A,
0.290%, VRD	21,185,000	21,185,000

		136,895,000

Massachusetts—4.70%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A-1,
0.280%, VRD	12,000,000	12,000,000
Massachusetts Development Finance Agency Revenue (Harvard University Issue), Series HH,
0.260%, VRD	31,150,000	31,150,000
Massachusetts Development Finance Agency Revenue Refunding (Higher Education Smith College),
0.260%, VRD	12,804,000	12,804,000
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University),
Series BB,
0.290%, VRD	3,715,000	3,715,000
Series Y,
0.260%, VRD	30,000,000	30,000,000
Massachusetts Health & Educational Facilities Authority Revenue (Massachusetts Institute of Technology), Series J-1,
0.290%, VRD	18,300,000	18,300,000
Massachusetts Health & Educational Facilities Authority Revenue (Museum of Fine Arts), Series A2,
0.280%, VRD	5,575,000	5,575,000
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System),
Series D-2,
0.290%, VRD	12,000,000	12,000,000
Series F3,
0.300%, VRD	1,200,000	1,200,000
Series I-1,
0.290%, VRD	10,000,000	10,000,000
Massachusetts School Building Authority Dedicated Sales Tax Revenue (Citigroup ROCS, Series RR-II-R- 12193) (AGM Insured),
0.300%, VRD(2),(3)	13,115,000	13,115,000
Massachusetts Water Resources Authority Refunding (General Multi-Modal), Subseries C,
0.330%, VRD	25,250,000	25,250,000
Massachusetts Water Resources Authority Refunding (General),
Series A,
0.300%, VRD	21,130,000	21,130,000
Series F,
0.270%, VRD	26,000,000	26,000,000

		222,239,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Michigan—2.75%
Grand Valley State University Revenue Refunding, Series B,
0.290%, VRD	3,940,000	3,940,000
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project),
0.290%, VRD	2,800,000	2,800,000
Michigan State Hospital Finance Authority Revenue (Ascension Health Senior Credit Group), Subseries F-3,
0.270%, VRD	20,720,000	20,720,000
Michigan State Hospital Finance Authority Revenue (Ascension Health), Series B2 (Mandatory Put 04/27/10 @100),
0.240%, due 04/27/10	6,500,000	6,500,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit),
Series E,
0.290%, VRD	9,145,000	9,145,000
Series F,
0.260%, VRD	5,745,000	5,745,000
Michigan State Housing Development Authority,
Series B,
0.340%, VRD(1)	20,000,000	20,000,000
Series D,
0.290%, VRD	5,500,000	5,500,000
Michigan State Notes, Series A,
2.000%, due 09/30/10	5,000,000	5,036,493
University of Michigan Revenues (Hospital),
Series A,
0.290%, VRD	2,700,000	2,700,000
0.360%, VRD	20,280,000	20,280,000
Series B,
0.290%, VRD	5,295,000	5,295,000
University of Michigan Revenues, Series B,
0.270%, VRD	15,200,000	15,200,000
University of Michigan University Revenues Refunding (Hospital), Series A-2,
0.360%, VRD	2,000,000	2,000,000
University of Michigan University Revenues Refunding (Medical Service Plan), Series A-1,
0.360%, VRD	5,375,000	5,375,000

		130,236,493

Minnesota—1.02%
Arden Hills Housing & Health Care Facilities Revenue Refunding (Presbyterian Homes), Series A,
0.320%, VRD	1,764,000	1,764,000
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B,
0.280%, VRD	9,745,000	9,745,000
Rochester Health Care Facilities Revenue (Mayo Clinic),
Series D (Mandatory Put 04/01/10 @ 100),
0.700%, due 04/01/10	7,000,000	7,000,000
Series E (Mandatory Put 05/10/10 @ 100),
0.550%, due 05/10/10	13,000,000	13,000,000
University of Minnesota, Series A,
0.290%, VRD	16,905,000	16,905,000

		48,414,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Mississippi—1.75%
Jackson County Pollution Control Revenue Refunding (Chevron USA, Inc. Project),
0.270%, VRD	7,855,000	7,855,000
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series B,
0.260%, VRD	5,000,000	5,000,000
Series D,
0.290%, VRD	10,000,000	10,000,000
Series G,
0.270%, VRD	7,100,000	7,100,000
Mississippi Business Finance Corp. Revenue (Drury Inns, Inc., Project), Series A,
0.300%, VRD	12,985,000	12,985,000
Mississippi Business Finance Corp. Revenue (Jackson Medium Mall Foundation Project),
0.330%, VRD	8,625,000	8,625,000
Mississippi Development Bank Special Obligation (Jackson County Industrial Water System Project),
0.270%, VRD	13,300,000	13,300,000
Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services), Series 1,
0.290%, VRD	8,400,000	8,400,000
Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi), Series 1,
0.290%, VRD	9,680,000	9,680,000

		82,945,000

Missouri—2.61%
Curators University of Missouri Systems Facilities Revenue, Series B,
0.360%, VRD	18,405,000	18,405,000
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Washington University),
Series C,
0.270%, VRD	30,700,000	30,700,000
Series D,
0.270%, VRD	12,900,000	12,900,000
Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System),
Series A,
0.280%, VRD	24,000,000	24,000,000
Series C,
0.290%, VRD	6,000,000	6,000,000
Series E,
0.270%, VRD	16,900,000	16,900,000
St. Joseph Industrial Development Authority Health Facilities Revenue (Heartland Regional Medical Center), Series A,
0.270%, VRD	3,600,000	3,600,000
University of Missouri University Revenues (Systems Facilities), Series B,
0.290%, VRD	10,800,000	10,800,000

		123,305,000

Montana—0.16%
Forsyth Pollution Control Revenue Refunding (PacifiCorp Project),
0.310%, VRD	2,300,000	2,300,000
Montana Facility Finance Authority Revenue (Sisters of Charity Health Systems),
0.270%, VRD	5,200,000	5,200,000

		7,500,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Nebraska—0.20%
Douglas County Hospital Authority No. 002 Revenue Refunding (Health Facilities for Childrens), Series A,
0.320%, VRD	9,500,000	9,500,000

New Hampshire—0.27%
New Hampshire Health & Education Facilities Authority Revenue (Barclays Capital Municipal Trust Receipts Series 7WJ),
0.320%, VRD(2),(3)	8,825,000	8,825,000
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), Series A,
0.270%, VRD	4,100,000	4,100,000

		12,925,000

New Jersey—0.23%
Colts Neck Township Bond Anticipation Notes, Series A,
2.000%, due 08/18/10	1,918,550	1,922,873
Hopatcong Borough Bond Anticipation Notes,
2.500%, due 09/17/10	4,219,795	4,240,974
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health), Series D,
0.270%, VRD	4,500,000	4,500,000

		10,663,847

New Mexico—0.56%
Albuquerque Educational Facilities Revenue (Albuquerque Academy Project),
0.270%, VRD	17,900,000	17,900,000
New Mexico Finance Authority Transportation Revenue Refunding (Sub Lien), Subseries B-1,
0.270%, VRD	8,600,000	8,600,000

		26,500,000

New York—6.52%
Buffalo Municipal Water Finance Authority Water Systems Revenue Refunding,
0.260%, VRD	6,300,000	6,300,000
Metropolitan Transportation Authority Dedicated Tax Fund Refunding, Subseries B-1,
0.250%, VRD	8,500,000	8,500,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C,
0.260%, VRD	3,200,000	3,200,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (Queenswood Apartments), Series A (FHLMC Insured),
0.260%, VRD	2,400,000	2,400,000
New York City Industrial Development Agency Civic Facility Revenue (Lycee Francais de New York Project), Series B,
0.260%, VRD	2,500,000	2,500,000
New York City Municipal Water Finance Authority Water & Sewer Revenue, Subseries B-4,
0.270%, VRD	11,500,000	11,500,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series AA-3,
0.320%, VRD	15,000,000	15,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Series F-1,
0.360%, VRD	6,400,000	6,400,000
New York City,
Subseries B-3,
0.260%, VRD	28,315,000	28,315,000
Subseries H-1,
0.310%, VRD	5,950,000	5,950,000
Subseries L-4,

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New York—(continued)
0.280%, VRD	1,800,000	1,800,000
Subseries L-6,
0.250%, VRD	17,300,000	17,300,000
New York City Transitional Finance Authority (New York City Recovery), Series 3,
Subseries 3B,
0.250%, VRD	4,600,000	4,600,000
Subseries 3G,
0.300%, VRD	3,400,000	3,400,000
New York City Transitional Finance Authority Revenue (Future Tax Secured),
Series A,
0.270%, VRD	10,200,000	10,200,000
Series A-2,
0.250%, VRD	2,800,000	2,800,000
Subseries B-3,
0.270%, VRD	19,000,000	19,000,000
New York City Transitional Finance Authority, Subseries 2A,
0.290%, VRD	1,200,000	1,200,000
New York City Trust for Cultural Resources Revenue Refunding (American Museum of Natural History), Series A1,
0.350%, VRD	3,500,000	3,500,000
New York City Trust for Cultural Resources Revenue Refunding (Lincoln Center), Series A-1,
0.350%, VRD	13,900,000	13,900,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Cornell University), Series B,
0.320%, VRD	3,400,000	3,400,000
New York State Dormitory Authority Revenue (Rockefeller University), Series A,
0.270%, VRD	18,395,000	18,395,000
New York State Energy Research & Development Authority Facilities Revenue (Con Edison), Subseries A-1,
0.260%, VRD	200,000	200,000
New York State Housing Finance Agency Revenue (320 West 38th Street), Series A,
0.300%, VRD	6,100,000	6,100,000
New York State Housing Finance Agency Revenue (Baisley Park Gardens), Series A,
0.300%, VRD	4,000,000	4,000,000
New York State Housing Finance Agency Revenue (North End), Series A (FNMA Insured),
0.250%, VRD	2,900,000	2,900,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5,
0.290%, VRD	18,255,000	18,255,000
New York State Urban Development Corp. Revenue (State Facilities),
Series A3B,
0.300%, VRD	31,115,000	31,115,000
Series A3D,
0.320%, VRD	10,000,000	10,000,000
South Orangetown Central School District Tax Anticipation Notes,
2.000%, due 06/30/10	1,500,000	1,504,593
Southampton Town Bond Anticipation Notes,
1.000%, due 09/02/10	8,419,664	8,421,263
Triborough Bridge & Tunnel Authority Revenues Bond Anticipation Notes,
2.000%, due 11/15/10	10,000,000	10,095,094
Triborough Bridge & Tunnel Authority Revenues (General), Series B,
0.260%, VRD	7,800,000	7,800,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New York—(concluded)
Triborough Bridge & Tunnel Authority Revenues Refunding, Subseries B-3,
0.310%, VRD	8,700,000	8,700,000
Wappingers Central School District Bond Anticipation Notes,
2.000%, due 09/10/10	1,374,024	1,378,537
Westchester County Industrial Development Agency Civic Facilities Revenue (Mercy College Project), Series B,
0.270%, VRD	8,245,000	8,245,000

		308,274,487

North Carolina—6.97%
Charlotte Water & Sewer System Revenue Refunding, Series C,
0.310%, VRD	67,260,000	67,260,000
Charlotte Water & Sewer System Revenue, Series B,
0.280%, VRD	78,040,000	78,040,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare), Series B,
0.270%, VRD	1,300,000	1,300,000
Guilford County, Series B,
0.270%, VRD	9,000,000	9,000,000
Mecklenburg County,
Series A,
0.280%, VRD	6,625,000	6,625,000
Series B,
0.280%, VRD	57,825,000	57,825,000
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue (Wake Forest University), Series B,
0.240%, VRD	19,460,000	19,460,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project),
Series A,
0.290%, VRD	1,300,000	1,300,000
Series B,
0.290%, VRD	5,785,000	5,785,000
North Carolina Medical Care Commission Health Care Facilities Revenue (First Health Carolinas), Series A,
0.270%, VRD	12,980,000	12,980,000
North Carolina Medical Care Commission Hospital Revenue (Duke University Hospital Project), Series A,
0.260%, VRD	10,255,000	10,255,000
North Carolina (Public Improvement),
Series D,
0.270%, VRD	11,100,000	11,100,000
Series F,
0.280%, VRD	15,000,000	15,000,000
University of North Carolina Hospital Chapel Hill Revenue Refunding, Series A,
0.280%, VRD	16,690,000	16,690,000
University of North Carolina Hospital Chapel Hill Revenue, Series B,
0.310%, VRD	9,460,000	9,460,000
University of North Carolina University Revenues, Series B,
0.250%, VRD	7,730,000	7,730,000

		329,810,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Ohio—4.21%
Butler County Capital Funding Revenue (CCAO Low Cost Capital), Series A,
0.290%, VRD	6,595,000	6,595,000
Cleveland Airport System Revenue, Series A,
0.310%, VRD(1)	3,070,000	3,070,000
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project),
0.300%, VRD	15,925,000	15,925,000
Cleveland-Cuyahoga County Port Authority Revenue (Special Buildings 1&3 LLC),
0.300%, VRD	30,785,000	30,785,000
Cleveland Water Revenue, Series R,
0.280%, VRD	4,500,000	4,500,000
Columbus (Sanitation Sewer), Series 1,
0.290%, VRD	7,660,000	7,660,000
Columbus Sewer Revenue, Series B,
0.290%, VRD	3,060,000	3,060,000
Franklin County Hospital Revenue Refunding (US Health Corp.), Series B,
0.270%, VRD	2,095,000	2,095,000
Ohio Air Quality Development Authority Revenue Refunding (Coll Dayton Power & Light), Series B,
0.280%, VRD(1)	8,350,000	8,350,000
Ohio (Common Schools),
Series A,
0.250%, VRD	4,505,000	4,505,000
Series B,
0.250%, VRD	3,885,000	3,885,000
Series D,
0.300%, VRD	42,700,000	42,700,000
Ohio Educational Facilities Communication Revenue Hospital (JP Morgan Chase PUTTERs, Series 3139),
0.290%, VRD(2),(3)	6,225,000	6,225,000
Ohio Higher Educational Facilities Revenue (Oberlin College Project),
0.300%, VRD	14,900,000	14,900,000
Ohio State University General Receipts,
0.270%, VRD	9,100,000	9,100,000
Series B,
0.250%, VRD	17,725,000	17,725,000
Ohio Water Development Authority Pollution Control Facilities Revenue Refunding (Firstenergy General Corp.), Series A,
0.300%, VRD	17,895,000	17,895,000

		198,975,000

Oklahoma—0.53%
Oklahoma Student Loan Authority Revenue (Senior Student Loan), Series IIA-1,
0.320%, VRD(1)	25,000,000	25,000,000

Oregon—1.15%
Oregon State Facilities Authority Revenue (Oregon Episcopal School Projects), Series A,
0.290%, VRD	7,000,000	7,000,000
Oregon (Veterans Welfare),
Series 84,
0.300%, VRD	21,450,000	21,450,000
Series B,
0.300%, VRD	19,800,000	19,800,000
Salem Hospital Facility Authority Revenue (Salem Hospital Project), Series B,
0.300%, VRD	6,000,000	6,000,000

		54,250,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Pennsylvania—4.58%
Adams County Industrial Development Authority Revenue (Gettysburg College), Series B,
0.250%, VRD	5,000,000	5,000,000
Allegheny County Higher Education Building Authority University Revenue (Carnegie Mellon University),
0.300%, VRD	16,575,000	16,575,000
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University),
0.300%, VRD	4,865,000	4,865,000
Allegheny County Hospital Development Authority Revenue (University of Pittsburgh Medical Center), Series B-1,
0.260%, VRD	15,000,000	15,000,000
Allegheny County Industrial Development Authority Health & Housing Facilities Revenue Refunding (Longwood), Series B,
0.300%, VRD	9,700,000	9,700,000
Beaver County Industrial Development Authority Pollution Control Revenue Refunding (Firstenergy Generation),
0.310%, VRD	17,300,000	17,300,000
Butler County General Authority Revenue (New Castle Area School District),
0.290%, VRD	2,370,000	2,370,000
Geisinger Authority Health System (Geisinger Health System),
Series B,
0.270%, VRD	3,100,000	3,100,000
Series C,
0.270%, VRD	34,700,000	34,700,000
0.280%, VRD	10,000,000	10,000,000
Montgomery County, Series A,
0.300%, VRD	6,595,000	6,595,000
Pennsylvania Housing Finance Agency (Single Family Mortgage),
Series 83C,
0.260%, VRD(1)	15,000,000	15,000,000
Series 87B,
0.250%, VRD(1)	8,900,000	8,900,000
Pennsylvania Tax Anticipation Notes,
1.500%, due 06/30/10	20,000,000	20,059,305
Philadelphia Airport Revenue Refunding, Series C,
0.270%, VRD(1)	19,490,000	19,490,000
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2,
0.290%, VRD	18,500,000	18,500,000
Washington County Authority Revenue Refunding (University of Pennsylvania),
0.290%, VRD	9,485,000	9,485,000

		216,639,305

Puerto Rico—0.23%
Puerto Rico Commonwealth Refunding (Public Improvement), Series B,
0.240%, VRD	10,900,000	10,900,000

Rhode Island—0.06%
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project),
0.340%, VRD	2,895,000	2,895,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
South Carolina—0.38%
South Carolina Jobs-Economic Development Authority Hospital Revenue Refunding (Anmed Health), Series C,
0.270%, VRD	5,000,000	5,000,000
South Carolina Public Service Authority Revenue (JP Morgan PUTTERs, Series 2019) (AMBAC Insured),
0.340%, VRD(2),(3)	13,175,000	13,175,000

		18,175,000

South Dakota—0.60%
Lawrence County Pollution Control Revenue Refunding (Homestake Mining), Series B,
0.270%, VRD	3,300,000	3,300,000
Lawrence County Solid Waste Disposal Revenue (Homestake Mining), Series A,
0.320%, VRD(1)	6,000,000	6,000,000
Sioux Falls Sales Tax Revenue (Morgan Stanley Floater Certificates), Series 1886 (NATL-RE Insured),
0.290%, VRD(2),(3)	12,030,000	12,030,000
South Dakota Health & Educational Facilities Authority Revenue (Regional Health),
0.320%, VRD	7,000,000	7,000,000

		28,330,000

Tennessee—4.10%
Blount County Public Building Authority (Local Government Public Improvement), Series E-9-A,
0.320%, VRD	4,000,000	4,000,000
Clarksville Public Building Authority Revenue (Pooled Financing—Tennessee Municipal Bond Fund),
0.310%, VRD	2,170,000	2,170,000
Loudon Industrial Development Board Pollution Control Revenue Refunding (A.E. Staley Manufacturing Co. Project),
0.270%, VRD	16,200,000	16,200,000
Memphis Health Educational & Housing Facility Board Multi Family Housing Revenue (Ashland Lakes II Apartments Project), Series A,
0.330%, VRD	11,500,000	11,500,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Revenue (Vanderbilt University), Series A-1,
0.280%, VRD	23,650,000	23,650,000
Metropolitan Government of Nashville & Davidson County Industrial Development Board Revenue (YMCA Projects),
0.320%, VRD	22,910,000	22,910,000
Shelby County Public Improvement and School, Series B,
0.270%, VRD	58,550,000	58,550,000
Shelby County Refunding, Series C,
0.320%, VRD	55,055,000	55,055,000

		194,035,000

Texas—8.67%
Alamo Community College District (Citigroup ROCS, Series RR-II-R-883WF) (FGIC Insured),
0.290%, VRD(2),(3)	7,595,000	7,595,000
Fort Bend County (JP Morgan PUTTERs, Series 1326) (FGIC Insured),
0.390%, VRD(2),(3)	8,255,000	8,255,000
Harris County Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital),
Subseries C-1,
0.280%, VRD	5,100,000	5,100,000
Subseries C-2,
0.280%, VRD	23,600,00	23,600,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Texas—(concluded)
Harris County Health Facilities Development Corp. Hospital Revenue (Baylor College of Medicine), Series A1,
0.300%, VRD	14,200,000	14,200,000
Harris County Health Facilities Development Corp. Hospital Revenue Refunding (Baylor College of Medicine), Series B,
0.280%, VRD	5,000,000	5,000,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems),
Series A-1,
0.280%, VRD	43,400,000	43,400,000
Series A-2,
0.280%, VRD	58,900,000	58,900,000
Harris County Refunding (Toll Road Senior Lien), Series B2 (Mandatory Put 08/12/10 @ 100),
2.000%, due 08/12/10	15,000,000	15,082,760
Houston Higher Education Finance Corp. Higher Education Revenue Refunding (Rice University Project), Series A,
0.300%, VRD	35,305,000	35,305,000
Houston Higher Education Finance Corp. Higher Education Revenue (Rice University Project),
Series A,
0.320%, VRD	15,100,000	15,100,000
Series B,
0.290%, VRD	7,000,000	7,000,000
Laredo (Morgan Stanley Floater Certificates), Series 2065 (NATL-RE Insured),
0.290%, VRD(2),(3)	18,180,000	18,180,000
Mansfield Independent School District (PSF-GTD),
0.290%, VRD	2,465,000	2,465,000
North East Independent School District (Citigroup Eagle Class A Certificates 20070123) (PSF-GTD),
0.300%, VRD(2),(3)	8,935,000	8,935,000
Port Arthur Navigation District Refunding (Texaco, Inc. Project),
0.310%, VRD	5,000,000	5,000,000
San Antonio Electric & Gas (Systems-Junior Lien),
0.310%, VRD	54,700,000	54,700,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources), Series A,
0.350%, VRD	6,500,000	6,500,000
Texas State (Veteran Housing Assistance Fund II), Series A,
0.320%, VRD(1)	9,485,000	9,485,000
Texas Tax & Revenue Anticipation Notes,
2.500%, due 08/31/10	10,000,000	10,085,825
University of Texas Permanent University Funding System, Series A,
0.270%, VRD	16,500,000	16,500,000
University of Texas University Revenues (Financing Systems), Series B,
0.220%, VRD	6,680,000	6,680,000
0.270%, VRD	2,750,000	2,750,000
University of Texas University Revenues Refunding (Financing System), Series B,
0.290%, VRD	30,205,000	30,205,000

		410,023,585

Utah—1.03%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series C,
0.280%, VRD	7,200,000	7,200,000
0.290%, VRD	2,360,000	2,360,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Utah—(concluded)
Tooele City Industrial Development Revenue (Conestogo Wood Special Corp.),
0.350%, VRD(1)	8,900,000	8,900,000
Utah Transit Authority Sales Tax Revenue, Subseries A,
0.320%, VRD	14,200,000	14,200,000
Weber County Hospital Revenue (IHC Health Services), Series A,
0.300%, VRD	15,900,000	15,900,000

		48,560,000

Virginia—1.10%
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical),
Series C,
0.230%, VRD	3,850,000	3,850,000
Series E,
0.260%, VRD	10,000,000	10,000,000
University of Virginia University Revenues (General), Series A,
0.250%, VRD	20,800,000	20,800,000
Virginia Commonwealth University (General), Series A,
0.280%, VRD	11,500,000	11,500,000
Virginia Small Business Financing Authority Revenue Refunding (Children’s Hospital Kings),
0.310%, VRD	6,000,000	6,000,000

		52,150,000

Washington—4.17%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z),
0.290%, VRD(2),(3)	5,000,000	5,000,000
King County (Multi Modal Ltd. Tax Sewer), Series B,
0.270%, VRD	10,000,000	10,000,000
King County Sewer Revenue (Junior Lien),
Series A,
0.350%, VRD	24,095,000	24,095,000
Series B,
0.340%, VRD	31,950,000	31,950,000
Snohomish County Public Utility District No. 001 Electric Revenue System (2nd Series Notes), Series A,
2.000%, due 05/26/10	10,000,000	10,021,753
Snohomish County Public Utility District No. 001 Electric Revenue System (NTS Second), Series B,
2.000%, due 08/05/10	7,000,000	7,036,937
Tulalip Tribes of the Tulalip Reservation Revenue Refunding (Capital Projects),
0.310%, VRD	6,685,000	6,685,000
Washington Health Care Facilities Authority Revenue (Catholic Health),
Series A-4,
0.250%, VRD	19,900,000	19,900,000
Series A-5,
0.300%, VRD	43,000,000	43,000,000
Series A-6,
0.250%, VRD	19,790,000	19,790,000
Washington Housing Finance Commission Nonprofit Revenue (YMCA Tacoma-Pierce County Project),
0.270%, VRD	9,900,000	9,900,000
Washington, Series VR 96B,
0.250%, VRD	10,100,000	10,100,000

		197,478,690

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(concluded)
Wisconsin—1.69%
Milwaukee Revenue Anticipation Notes,
2.000%, due 06/30/10	20,000,000	20,072,660
Oconomowoc Area School District Tax & Revenue Anticipation Promissory Notes,
1.750%, due 08/23/10	8,000,000	8,032,901
Oshkosh Area School District Tax & Revenue Anticipation Notes,
2.000%, due 09/22/10	12,000,000	12,082,467
University Hospitals & Clinics Authority Revenue Refunding,
Series A,
0.290%, VRD	4,870,000	4,870,000
Series B,
0.290%, VRD	5,000,000	5,000,000
Wisconsin Center District Tax Revenue, Series A,
0.300%, VRD	10,000,000	10,000,000
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care),
Series A,
0.290%, VRD	10,000,000	10,000,000
Series B,
0.260%, VRD	10,000,000	10,000,000

		80,058,028

Wyoming—0.19%
Sweetwater County Pollution Control Revenue Refunding (PacifiCorp Project), Series B,
0.320%, VRD	2,000,000	2,000,000
Uinta County Pollution Control Revenue Refunding (Chevron USA, Inc. Project),
0.270%, VRD	6,800,000	6,800,000

		8,800,000

Total municipal bonds and notes (cost—$4,349,055,575)		4,349,055,575

Tax-exempt commercial paper—6.71%
California—0.75%
Kaiser Permanente,
0.230%, due 05/06/10	15,000,000	15,000,000
Orange County Teeter Plan,
0.250%, due 04/05/10	20,325,000	20,325,000

		35,325,000

Connecticut—0.32%
Yale University,
0.200%, due 05/05/10	15,040,000	15,040,000

Florida—1.31%
Florida Local Government,
0.200%, due 04/05/10	30,000,000	30,000,000
0.200%, due 04/08/10	30,000,000	30,000,000
0.270%, due 04/08/10	2,050,000	2,050,000

		62,050,000

Georgia—0.42%
Metropolitan Atlanta Rapid Transit,
0.270%, due 04/06/10	20,000,000	20,000,000

Illinois—0.32%
Chicago Midway Airport,
0.350%, due 05/05/10	12,152,000	12,152,000
Illinois Educational Facilities Authority Revenue,
0.280%, due 04/05/10	3,224,000	3,224,000

		15,376,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2010 (unaudited)

Security description	Face amount ($)	Value ($)
Tax-exempt commercial paper—(concluded)
Louisiana—0.42%
St. James Parish Pollution Control,
0.260%, due 05/10/10	20,000,000	20,000,000

Maryland—0.32%
Baltimore County,
0.250%, due 05/03/10	15,000,000	15,000,000

Massachusetts—0.44%
Harvard University,
0.320%, due 06/01/10	12,452,000	12,452,000
State of Massachussets,
0.320%, due 05/11/10	8,500,000	8,500,000

		20,952,000

Minnesota—0.11%
Mayo Clinic,
0.230%, due 05/04/10	5,000,000	5,000,000

New Jersey—0.12%
Chambers Cogen,
0.320%, due 04/06/10	5,500,000	5,500,000

New York—0.11%
New York State Power Authority,
0.250%, due 05/03/10	5,000,000	5,000,000

Ohio—0.26%
Ohio State University,
0.150%, due 04/06/10	12,500,000	12,500,000

Tennessee—0.30%
Vanderbilt University,
0.400%, due 10/19/10	14,000,000	14,000,000

Texas—1.32%
City of Houston, Combined Utility System,
0.230%, due 05/24/10	7,000,000	7,000,000
City of Houston, Houston Hotel Occupancy Tax,
0.250%, due 05/03/10	7,350,000	7,350,000
Methodist Hospital,
0.400%, due 06/15/10	25,000,000	25,000,000
0.360%, due 10/20/10	8,000,000	8,000,000
University of Texas,
0.200%, due 06/14/10	15,000,000	15,000,000

		62,350,000

Wyoming—0.19%
PacificCorp.,
0.230%, due 05/03/10	9,000,000	9,000,000

Total tax-exempt commercial paper (cost—$317,093,000)		317,093,000

Total investments (cost—$4,666,148,575 which approximates cost for federal income tax purposes) [4]— 98.65%		4,666,148,575

Other assets in excess of liabilities—1.35%		64,049,657

Net assets (applicable to 4,730,913,473 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		4,730,198,232

(1)	Security subject to Alternative Minimum Tax.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2010 (unaudited)

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.66% of net assets as of March 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

(4)

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

U.S. generally accepted accounting principles require disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical investments.

Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2010 in valuing the Fund’s investments.

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	4,349,055,575	—	4,349,055,575
Tax-exempt commercial paper	—	317,093,000	—	317,093,000

Total	—	4,666,148,575	—	4,666,148,575

AGM	Assured Guaranty Municipal Corporation

AMBAC	American Municipal Bond Assurance Corporation

CCAO	County Commissioners Association of Ohio

FGIC	Financial Guaranty Insurance Company

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GTD	Guaranteed

NATL-RE	National Reinsurance

PSF	Permanent School Fund

PUTTERs	Puttable Tax-Exempt Receipts

ROCS	Reset Option Certificates

VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of March 31, 2010 and reset periodically.

Weighted average maturity — 11 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated December 31, 2009.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Tax-Free Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: May 28, 2010

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: May 28, 2010